SUPPLEMENTAL BALANCE SHEET AND CASH FLOW INFORMATION	6 Months Ended	12 Months Ended
	Aug. 04, 2013	Feb. 03, 2013
SUPPLEMENTAL BALANCE SHEET AND CASH FLOW INFORMATION
SUPPLEMENTAL BALANCE SHEET AND CASH FLOW INFORMATION

NOTE 8—SUPPLEMENTAL BALANCE SHEET AND CASH FLOW INFORMATION

Receivables

        Receivables as of August 4, 2013 and February 3, 2013 consisted of the following (amounts in millions):

	August 4, 2013	February 3, 2013
Trade receivables, net of allowance for doubtful accounts	$1,136	$926
Vendor rebate receivables	67	66
Other receivables	18	16

Total receivables, net	$1,221	$1,008

Other Current Liabilities

        Other current liabilities as of August 4, 2013 and February 3, 2013 consisted of the following (amounts in millions):

	August 4, 2013	February 3, 2013
Accrued interest	$118	$147
Accrued non-income taxes	38	34
Other	110	110

Total other current liabilities	$266	$291

Supplemental Cash Flow Information

        Cash paid for interest in the six months ended August 4, 2013 and July 29, 2012 was $304 million and $351 million, respectively. Additionally, during first quarter 2013, the Company paid $364 million of original issue discounts and paid-in-kind ("PIK") interest related to the extinguishments of $889 million of 2007 Senior Subordinated Notes and a portion of the Term Loans.

        Cash paid for income taxes, net of refunds, in the six months ended August 4, 2013 and July 29, 2012 was approximately $5 million and $2 million, respectively.

NOTE 11—SUPPLEMENTAL BALANCE SHEET AND CASH FLOW INFORMATION

Receivables

        Receivables as of February 3, 2013 and January 29, 2012 consisted of the following (amounts in millions):

	February 3, 2013	January 29, 2012
Trade receivables, net of allowance for doubtful accounts	$926	$919
Vendor rebate receivables	66	71
Other receivables	16	12

Total receivables, net	$1,008	$1,002

Property and Equipment

        Property and equipment as of February 3, 2013 and January 29, 2012 consisted of the following (amounts in millions):

	February 3, 2013	January 29, 2012
Land	$37	$42
Buildings and improvements	201	206
Transportation equipment	60	44
Furniture, fixtures and equipment	301	298
Capitalized software	208	185
Construction in progress	38	40

	845	815
Less accumulated depreciation & amortization	(450)	(417)

Property and equipment, net	$395	$398

Other Current Liabilities

        Other current liabilities as of February 3, 2013 and January 29, 2012 consisted of the following (amounts in millions):

	February 3, 2013	January 29, 2012
Accrued interest	$147	$233
Accrued non-income taxes	34	31
Branch closure & consolidation reserves	7	16
Other	103	98

Total other current liabilities	$291	$378

Significant Non-Cash Transactions

        Interest payments on the 14.875% Senior Notes were due each April 12th and October 12th through maturity, commencing on October 12, 2012, except that the first eleven payment periods through October 2017 should be paid in kind ("PIK") and therefore increase the balance of the outstanding indebtedness rather than paid in cash. The Company made non-cash PIK interest payments during fiscal 2012 of $56 million, increasing the outstanding principal balance of the 14.875% Senior Notes.

        Interest payments on the Old Senior Subordinated Notes were due each March 1st and September 1st through maturity except that the first eight payment periods through September 2011 were paid in kind. The Company made non-cash PIK interest payments during fiscal 2011 and fiscal 2010 of $223 million and $196 million, respectively, increasing the outstanding balance of the Old Senior Subordinated Notes.

Supplemental Cash Flow Information

        Cash paid for interest in fiscal 2012, fiscal 2011, and fiscal 2010 was approximately $621 million, $356 million, and $363 million, respectively. Additionally, during fiscal 2012, the Company paid $502 million of original issue discounts and PIK interest related to the extinguishment of all of the 14.875% Senior Notes and $930 million of Old Senior Subordinated Notes.

        During fiscal 2010, as a result of tax legislation regarding net operating loss carryback periods, the Company filed for and received a cash refund of $220 million from the Internal Revenue Service for income tax previously paid. Cash paid for income taxes, net of refunds, in fiscal 2012, fiscal 2011, and fiscal 2010 was approximately $1 million net payment, $5 million net payment, and $216 million net refund, respectively.